Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents	$ 100,521,000	$ 461,000
Accounts receivable, net	226,000	264,000
Inventories	501,000	558,000
Notes Receivable, current	2,140,000	0
Other Current Assets	1,686,000	807,000
Assets, Current	105,074,000	2,090,000
Note receivables	11,386,000	3,207,000
Investment in special purpose acquisition company	5,420,000	0
Investment	2,100,000	2,100,000
Intangible Assets, Net	13,186,000	2,608,000
Goodwill	1,385,000	1,385,000
Other Assets	85,300,000	443,000
Total Assets	223,851,000	11,833,000
Accounts Payable	2,233,000	1,976,000
Accrued Liabilities	319,000	958,000
Accrued Payroll and Employee Compensation	295,000	293,000
Deferred Revenue	387,000	657,000
Secured Debt, Current	0	1,121,000
Notes Payable, Related Parties, Current	0	304,000
Line of credit	0	406,000
Other Current Liabilities	5,000	90,000
Liabilities, Current	3,239,000	5,805,000
Deferred Revenue, long-term	94,000	301,000
Long-term Debt	0	672,000
Other Non-current Liabilities	1,046,000	46,000
Total Liabilities	4,379,000	6,824,000
Commitments and Contingencies (Note 14)
Preferred shares, no par value, unlimited shares authorized, 1,000 and 9,355,778 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	957,000	11,769,000
Common shares, no par value; unlimited shares authorized, 59,208,801 and 7.867,186 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	425,860,000	192,406,000
Accumulated Other Comprehensive Loss	(1,787,000)	(1,791,000)
Accumulated Deficit	(205,558,000)	(197,375,000)
Total Shareholders' Equity	219,472,000	5,009,000
Total Liabilities and Shareholders' Equity	$ 223,851,000	$ 11,833,000